Divestitures and Discontinued Operations	12 Months Ended
Oct. 31, 2011
Divestitures and Discontinued Operations [Abstract]
Divestitures and Discontinued Operations
3.	Divestitures and Discontinued Operations

Sale of MDS Nordion S.A.
On March 31, 2011, the Company completed the sale of MDS Nordion S.A. in Belgium to Best Medical Belgium Inc. (Best Medical) for  nominal proceeds. Pursuant to its share purchase agreement (SPA) signed in February 2011, Nordion left cash of $18.5 million (€ 13 million) as capital in the business. Best Medical acquired all of Nordion's Belgian operations and the employees in Belgium, including related benefit and pension plans, with the exception of the TheraSphere® business. Best Medical also acquired the Belgian facilities, including current and future decommissioning and waste disposal requirements.

The Company recorded a total loss of $15.7 million on the sale of MDS Nordion S.A. in the second quarter of fiscal 2011 including net working capital and inventory adjustments of $2.8 million and recognition of a non-cash unrealized foreign currency translation gain of $4.6 million as the sale represented a substantial liquidation of the Company's Belgian operations. The loss on the sale primarily relates to future losses and cash flow demands of MDS Nordion S.A., that were not accruable under GAAP, and their recognition is only triggered as a result of the sale. In May 2011, the Company finalized the loss on sale without any significant closing adjustments to the amount recorded in the second quarter of fiscal 2011.

The following table details the loss on sale of MDS Nordion S.A.:
Proceeds	$	nominal
Capital infusion in cash		(18,478)
Working capital and inventory adjustments		(2,753)
Net negative proceeds		(21,231)
Net liabilities disposed of		3,212
Release of unrealized translation gain in accumulated other comprehensive income		4,629
Release of unrealized actuarial loss of defined benefit pension in accumulated other comprehensive income		(1,616)
Transaction costs and other accruals		(649)
Loss on sale of MDS Nordion S.A.		$(15,655)

The following table details the net assets (liabilities) of MDS Nordion S.A. disposed of:
Accounts receivable	$4,451
Inventories	3,386
Property, plant and equipment, net	1,472
Other assets	255
Accounts payable and accrued liabilities	(7,677)
Other liabilities	(5,099)
Net liabilities	$(3,212)

Discontinued operations
The following table details the assets and liabilities of discontinued operations:

As of October 31	2011(a)	2010(b)
Accounts receivable	$869	$6,053
Inventories	-	2,488
Property, plant and equipment, net	-	2,800
Other assets	67	380
Assets of discontinued operations	$936	$11,721

Accounts payable and accrued liabilities	$2,967	$17,709
Long-term debt	-	2,318
Deferred tax liabilities	5	166
Other liabilities	1,107	3,859
Liabilities of discontinued operations	$4,079	$24,052
(a)	Represents the assets and liabilities remaining after the sales of MDS Nordion S.A. and MDS Pharma Services Early Stage (Early Stage).
(b)	Represents the assets and liabilities of MDS Nordion S.A. and remaining assets and liabilities after the sale of Early Stage.

The following table details the operating results of the Company's MDS Nordion S.A. discontinued operations:

Years ended October 31	MDS Nordion S.A.
	2011	2010	2009
Revenues	$7,914	$18,384	$19,566
Costs and other expenses	12,497	31,852	28,383
Impairment of long-lived assets	-	7,286	-
Operating loss	(4,583)	(20,754)	(8,817)
Loss on the sale of discontinued operations	(15,655)	-	-
Other, net	(74)	(139)	(21)
Income tax recovery	729	1,361	1,377
Loss from discontinued operations, net of income taxes	$(19,583)	$(19,532)	$(7,461)

The following table details the operating results of the Company's MDS Pharma Services and MDS Analytical Technologies discontinued operations:

Years ended October 31	MDS Pharma Services			MDS Analytical Technologies			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Revenues	$-	$67,311	$441,811	$-	$80,201	$359,165	$-	$147,512	$800,976
Costs and other expenses	995	114,624	457,015	9,660	81,140	379,654	10,655	195,764	836,669
Impairment of long-lived assets	-	13,700	25,699	-	-	-	-	13,700	25,699
Impairment of goodwill	-	-	29,890	-	-	-	-	-	29,890
Operating loss	(995)	(61,013)	(70,793)	(9,660)	(939)	(20,489)	(10,655)	(61,952)	(91,282)
(Loss) gain on the sale of discontinued operations	-	(59,287)	(45,531)	-	5,975	-	-	(53,312)	(45,531)
Equity (loss) gain(b)	-	-	(244)	-	14,867	32,739	-	14,867	32,495
Other, net(a)	(12)	(216)	(3,344)	(3)	(26,529)	(11,716)	(15)	(26,745)	(15,060)
Income tax (expense) recovery	(2,302)	15,616	3,741	5,900	(17,136)	(7,954)	3,598	(1,520)	(4,213)
Loss from discontinued operations, net of income taxes	$(3,309)	$(104,900)	$(116,171)	$(3,763)	$(23,762)	$(7,420)	$(7,072)	$(128,662)	$(123,591)
(a) All of the interest on the senior unsecured notes was allocated to discontinued operations as the Company repaid its senior unsecured notes following the completion of the sale of MDS Analytical Technologies in the first quarter of fiscal 2010. As part of the redemption of the senior unsecured notes, the Company made a make-whole payment of $23.3 million, which was included in interest expense in fiscal 2010.

(b)  MDS Analytical Technologies included two joint ventures, AB/MDS and PKI/Sciex. Under the terms of these joint venture arrangements, the Company provided manufacturing, research and development and administrative support for the joint venture partnerships on an outsourced service provider basis. All costs, including selling, general and administration expenses, incurred by the Company for direct materials, labor, travel, consulting, and other related expenses, were billed to the joint ventures at cost and recorded as revenue. The Company did not recognize any profits from the sales to the joint ventures as the amounts were billed without any markups. The joint ventures realized net income when products and services were sold to a third-party customer. The Company recorded its share of realized profits from the joint ventures as equity earnings, which is included in “Loss from discontinued operations, net of income taxes”.

Arbitration with Life Technologies Corporations
As part of the sale of MDS Analytical Technologies completed in Q1 2010, our joint venture partnership with Applied Biosystems, a division of Life Technologies Corporations (Life), was dissolved. A disagreement arose between the former partners (Nordion and Life) as to the appropriate treatment of certain inventory sold by the partnership to Applied Biosystems prior to the dissolution of the joint venture partnership.

A ruling in the arbitration of this matter occurred in July 2011, which resulted in recording of a settlement accrual of $9.5 million (Note 11(c)) and loss from discontinued operations of $6.8 million, net of $2.7 million tax recovery for the year ended October 31, 2011.